Victory Aggressive Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Lipper Large-Cap Growth Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.73%	16.42%	14.81%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	33.61%	16.32%	13.71%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.10%	15.34%	11.44%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.04%	13.06%	10.39%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	33.54%	16.34%	13.75%